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                        SUPPLEMENT DATED AUGUST 27, 2003
                                       TO
                       MONY VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                           MONY Life Insurance Company


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 14 - In the table, for the Vanguard VIF Equity Income Subaccount, replace the Adviser, Newell Associates, with Wellington Management Company, LLP and The Vanguard Group, Inc. are co-advisers.



333-40554                                                14599 SL (Sup 8/27/03)
                                                         14600 SL (Sup 8/27/03)
                                                      14630 SL CD (Sup 8/27/03)